Expense Example - TCW Core Fixed Income Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	283
Expense Example, with Redemption, 10 Years	639
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	978
Plan Class
Expense Example:
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	256
Expense Example, with Redemption, 10 Years	$ 577